Simplify US Equity Plus Convexity ETF
Schedule of Investments
September 30, 2020 (Unaudited)

		Shares	Value
Exchange-Traded Funds – 98.8%
iShares Core S&P 500 ETF
(Cost $3,752,141)		11,010	$3,700,021

	Number of	Notional
	Contracts	Amount
Purchased Options – 1.1%
Calls – Exchange-Traded – 0.6%
S&P 500 Index, March Strike Price $44.00, Expires 3/19/21	15	1,500	6,975
S&P 500 Index, September Strike Price $44.00, Expires 9/17/21	9	900	15,435
			22,410
Puts – Exchange-Traded – 0.5%
S&P 500 Index, December Strike Price $18.00, Expires 12/18/20	11	1,100	3,107
S&P 500 Index, March Strike Price $18.00, Expires 3/19/21	6	600	6,690
S&P 500 Index, September Strike Price $18.00, Expires 9/17/21	4	400	11,120
			20,917
Total Purchased Options (Cost $51,385)			43,327

		Shares
Money Market Funds – 0.4%
Dreyfus Government Cash Management Fund, Institutional
Shares, 0.02%(a)
(Cost $13,748)		13,748	13,748
Total Investments – 100.3%
(Cost $3,817,274)			$3,757,096
Liabilities in Excess of Other Assets – (0.3)%			(13,070)
Net Assets – 100.0%			$3,744,026

(a) Rate shown reflects the 7-day yield as of September 30, 2020.